SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE: (Tables)	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:
Schedule of changes in share capital and capital in excess of par value

	Class B						Capital in Excess
	Common Stock		Common Stock		Treasury Stock		of Par
	Shares	Amount	Shares	Amount	Shares	Amount	Value
	(000’s)		(000’s)		(000’s)
Balance at January 1, 2011	36,057	$25,040	20,466	$14,212	(69)	$(1,992)	$505,495
Issuance of 3% stock dividend	1,077	748	612	426	(2)	—	45,880
Conversion of Class B common shares to common shares	53	37	(53)	(37)	—	—	—
Purchase and retirement of common shares	(708)	(492)	—	—	—	—	(17,698)
Balance at December 31, 2011	36,479	25,333	21,025	14,601	(71)	(1,992)	533,677
Issuance of 3% stock dividend	1,085	753	631	437	(2)	—	37,046
Conversion of Class B common shares to common shares	29	20	(29)	(20)	—	—	—
Purchase and retirement of common shares	(944)	(656)	—	—	—	—	(23,147)
Balance at December 31, 2012	36,649	25,450	21,627	15,018	(73)	(1,992)	547,576
Issuance of 3% stock dividend	1,095	761	648	450	(3)	—	47,714
Conversion of Class B common shares to common shares	19	13	(19)	(13)	—	—	—
Purchase and retirement of common shares	(752)	(522)	—	—	—	—	(22,621)
Balance at December 31, 2013	37,011	$25,702	22,256	$15,455	(76)	$(1,992)	$572,669

Schedule of shares purchased and retired
Year	Total Number of Shares Purchased (000’s)	Average Price Paid Per Share
2013	752	$30.73
2012	944	$25.16
2011	708	$25.64